Inventory - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Inventories [Abstract]
Cost of inventories recognised as expense during period	$ 151,125	$ 159,381	$ 83,306
Disclosure of detailed information about business combination [line items]
Non-cash inventory fair value adjustments (Note 7)	311	$ 21,412	33,932
Increase in inventory obsolescence reserve	$ 1,903
Concordia International
Disclosure of detailed information about business combination [line items]
Non-cash inventory fair value adjustments (Note 7)			$ 33,932